Reverse Takeover Transaction with NCAC - Schedule of Listing Expenses (Details) - NCAC [Member]	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Consideration paid:
Shares issued to NCAC shareholders (in Shares) | shares	13,040
Total consideration shares issued (in Shares) | shares	13,040
Fair value of the common shares (in Dollars per share) | $ / shares	$ 2,863.22
Deemed consideration amount for the common shares issued	$ 37,336,416
Net identifiable liabilities acquired:
Cash and cash equivalent	203
Accounts payable and accrued liabilities	(2,136,505)
NCAC promissory note (Note 11)	(1,413,529)
Derivative warrant liabilities (Note 10)	(595,358)
Net liabilities acquired	4,145,189
Listing expense	$ 41,481,605